Geographic and Other Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Geographic and Other Information
16.	Geographic and Other Information
The following is a summary of the Group’s revenue by region based on the location of customers for the years ended December 31, 2018, 2019 and 2020.

(a)	Revenue by geography

(In millions of won)
	2018		2019	2020
Domestic	~~W~~	1,589,452	1,264,639	905,760
Foreign
China		15,242,533	15,432,503	16,677,420
Asia (excluding China)		2,481,112	2,404,739	2,295,727
United States		2,462,918	1,940,321	2,060,656
Europe (excluding Poland)		1,496,138	1,475,942	1,215,461
Poland		1,064,418	957,423	1,075,100

	~~W~~	22,747,119	22,210,928	23,324,364

	~~W~~	24,336,571	23,475,567	24,230,124

Sales to Company A and Company B amount to
~~W~~
10,380,138 million and
~~W~~
4,229,781 million, respectively, for the year ended December 31, 2020 (2018:
~~W~~
7,262,255 million and
~~W~~
5,171,354 million, 2019:
~~W~~
8,494,720 million and
~~W~~
4,501,790
million). The Group’s top ten
end-brand
customers together accounted for 85% of sales for the year ended December 31, 2020 (2018: 77%, 2019: 80%).

(b)	Non-current assets by geography

(In millions of won)
	December 31, 2019			December 31, 2020
	Property, plant and equipment		Intangible assets	Property, plant and equipment	Intangible assets
Domestic	~~W~~	12,764,240	708,047	11,736,856	874,849
Foreign
China		7,391,279	34,337	6,731,052	39,396
Vietnam		1,923,764	7,630	1,663,807	7,688
Others		8,362	123,434	15,336	98,155

	~~W~~	9,323,405	165,401	8,410,195	145,239

	~~W~~	22,087,645	873,448	20,147,051	1,020,088

(c)	Revenue by product and services

(In millions of won)
	2018		2019	2020
TV	~~W~~	9,727,260	7,998,137	6,706,217
IT (*)		8,867,679	9,062,774	10,120,668
Mobile and others		5,741,632	6,414,656	7,403,239

	~~W~~	24,336,571	23,475,567	24,230,124

(*)
IT consists of Monitor, Notebook and Tablet products and revenue by products and services for the years ended December 31, 2018 and 2019 are reclassified according to classification for the year ended December 31, 2020.